FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Cash	$ 121,598,000	$ 114,841,000	$ 110,122,000	$ 150,650,000		$ 121,598,000	$ 114,841,000	$ 110,122,000
Investment securities, available for sale				1,349,408,000		1,039,870,000
Other investments				53,140,000		51,077,000
Premises and equipment				125,036,000		131,579,000
Total assets				8,896,923,000	$ 13,806,092	8,437,967,000
Subordinated Debt				120,000,000		120,000,000
Other liabilities				136,994,000		119,454,000
Total liabilities				7,966,259,000		7,572,743,000
Shareholders’ equity				930,664,000	$ 1,913,682	865,224,000	809,376,000	784,077,000
Total liabilities and shareholders’ equity				8,896,923,000		8,437,967,000
Income Statement [Abstract]
Noninterest income	76,142,000	69,601,000	75,202,000
Interest Expense	49,528,000	33,279,000	23,257,000
Salaries and employee benefits	132,560,000	122,361,000	111,792,000
Miscellaneous professional services	15,023,000	6,303,000	9,622,000
Income before income taxes and equity in undistributed net earnings of subsidiaries	116,163,000	130,731,000	110,933,000
Income tax benefit	19,376,000	42,205,000	35,870,000
Net income	96,787,000	88,526,000	75,063,000
Operating activities
Net income	96,787,000	88,526,000	75,063,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	12,645,000	13,037,000	13,266,000
Stock-based compensation expense	5,446,000	5,354,000	4,049,000
Deferred income taxes	(4,488,000)	346,000	4,192,000
Decrease (increase) in other assets	(23,808,000)	(5,347,000)	(33,370,000)
Net cash provided by (used in) operating activities	121,171,000	138,361,000	91,567,000
Investing activities
Net cash (paid) acquired from business combinations	0	0	(305,591,000)
Proceeds from calls and maturities of investment securities	224,690,000	186,132,000	120,953,000
Purchases of investment securities	(723,131,000)	(396,984,000)	(547,901,000)
Net cash provided by (used in) investing activities	(427,099,000)	(309,109,000)	(918,847,000)
Financing activities
Cash dividends paid on common stock	(41,178,000)	(39,125,000)	(39,070,000)
Treasury stock purchase	0	0	(4,498,000)
Proceeds from exercise of stock options, net of shares purchased	341,000	801,000	744,000
Excess tax benefit on share-based compensation	0	264,000	146,000
Net cash provided by (used in) financing activities	334,980,000	177,505,000	831,999,000
Net increase (decrease) in cash	29,052,000	6,757,000	4,719,000
Cash and due from banks at beginning of year	121,598,000	114,841,000	110,122,000
Cash and due from banks at end of year	150,650,000	121,598,000	114,841,000
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	59,285,000	106,072,000	55,192,000	57,719,000		59,285,000	$ 106,072,000	$ 55,192,000
Investment securities, available for sale				442,000		386,000
Subordinated notes from subsidiaries				7,500,000		7,500,000
Investment in subsidiaries				970,290,000		909,798,000
Premises and equipment				1,378,000		1,395,000
Other assets				26,778,000		19,487,000
Total assets				1,064,107,000		997,851,000
Subordinated Debt				118,638,000		118,463,000
Dividends payable				10,965,000		10,386,000
Other liabilities				3,840,000		3,778,000
Total liabilities				133,443,000		132,627,000
Shareholders’ equity				930,664,000		865,224,000
Total liabilities and shareholders’ equity				1,064,107,000		997,851,000
Income Statement [Abstract]
Interest income	6,000	48,000	81,000
Noninterest income	86,000	2,596,000	253,000
Dividends from subsidiaries	54,600,000	52,700,000	17,250,000
Total income	54,692,000	55,344,000	17,584,000
Interest Expense	6,152,000	6,151,000	2,157,000
Salaries and employee benefits	5,519,000	5,445,000	4,224,000
Miscellaneous professional services	970,000	711,000	723,000
Other	4,819,000	4,841,000	5,564,000
Total expenses	17,460,000	17,148,000	12,668,000
Income before income taxes and equity in undistributed net earnings of subsidiaries	37,232,000	38,196,000	4,916,000
Income tax benefit	(7,080,000)	(5,302,000)	(4,563,000)
Equity in undistributed earnings (loss) of subsidiaries	(52,475,000)	(45,028,000)	(65,584,000)
Net income	96,787,000	88,526,000	75,063,000
Operating activities
Net income	96,787,000	88,526,000	75,063,000
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(52,475,000)	(45,028,000)	(65,584,000)
Depreciation and amortization	193,000	192,000	78,000
Stock-based compensation expense	5,446,000	5,354,000	4,049,000
Deferred income taxes	(360,000)	584,000	(85,000)
(Decrease) increase in dividends payable	579,000	135,000	2,000
(Decrease) increase in other liabilities	(889,000)	(389,000)	1,965,000
Decrease (increase) in other assets	(6,951,000)	(9,065,000)	1,459,000
Net cash provided by (used in) operating activities	42,330,000	40,309,000	16,947,000
Investing activities
Capital contributions to subsidiaries	0	(53,000,000)	(40,000,000)
Proceeds from calls and maturities of investment securities	0	5,978,000	87,000
Purchases of investment securities	0	(333,000)	(412,000)
Net cash provided by (used in) investing activities	0	(47,355,000)	(40,325,000)
Proceeds from Issuance of Long-term Debt	0	0	120,000,000
Financing activities
Cash dividends paid on common stock	(41,178,000)	(39,125,000)	(39,070,000)
Treasury stock purchase	0	0	(4,498,000)
Proceeds from exercise of stock options, net of shares purchased	341,000	801,000	744,000
Excess tax benefit on share-based compensation	0	264,000	146,000
Other	(3,059,000)	(1,681,000)	(3,064,000)
Net cash provided by (used in) financing activities	(43,896,000)	(39,741,000)	74,258,000
Net increase (decrease) in cash	(1,566,000)	(46,787,000)	50,880,000
Cash and due from banks at beginning of year	59,285,000	106,072,000	55,192,000
Cash and due from banks at end of year	$ 57,719,000	$ 59,285,000	$ 106,072,000
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				$ 970,290,000		$ 909,798,000